Accrued Liabilities (Details) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Class action settlements Note 22 (a)	11,448	10,733
Accrued salaries and benefits	2,807	2,808
Amounts due to third party lenders	5,782	8,487
Interest accrued on long-term debt - Note 15	2,540	0
Other accruals	5,305	5,714
Accrued liabilities	27,882	27,742